Note 9 - Share Capital (Tables)	9 Months Ended
Jul. 31, 2026
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
	for the three months ended				for the nine months ended
	July 31, 2026		July 31, 2025		July 31, 2026		July 31, 2025

		Weighted		Weighted		Weighted		Weighted
		average		average		average		average
	Number of	exercise	Number of	exercise	Number of	exercise	Number of	exercise
	options	price	options	price	options	price	options	price

Outstanding, beginning of period	504,658	$15.90	801,354	$15.90	779,734	$15.90	819,125	$15.90
Granted	-	-	-	-	-	-	-	-
Exercised	(223,382)	15.90	-	-	(473,544)	15.90	(6,775)	15.90
Forfeited/cancelled	-	-	(29,415)	15.90	(24,914)	15.90	(40,411)	15.90
Expired	-	-	-	-	-	-	-	-

Outstanding, end of period	281,276	$15.90	771,939	$15.90	281,276	$15.90	771,939	$15.90